INCOME TAX - Components of income (loss) before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAX
Income (loss) before income taxes	¥ (71,219,873)	$ (10,325,910)	¥ 272,857,017	¥ 189,738,722
Current income tax expense (benefit)	(15,677,411)		42,715,007	39,236,745
Deferred income tax expense (benefit)	(6,079,533)	(881,449)	4,321,601	(18,150,489)
Total	¥ (21,756,944)	$ (3,154,460)	47,036,608	21,086,256
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Cayman
INCOME TAX
Income (loss) before income taxes	¥ (10,448,513)		(9,397,404)	(1,356,797)
Indonesia
INCOME TAX
Income (loss) before income taxes	(984,230)		(881,810)	(1,124,698)
Hong Kong SAR
INCOME TAX
Income (loss) before income taxes	(14,613,793)		(6,700,069)	(7,773,553)
B.V.I.
INCOME TAX
Income (loss) before income taxes	(278,774)
PRC, excluding Hong Kong SAR
INCOME TAX
Income (loss) before income taxes	¥ (44,894,563)		¥ 289,836,300	¥ 199,993,770